REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
Schedule of Disaggregation of Revenue
The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals such as banks, financial services and insurance, media and entertainment, professional services, consumer, retail and manufacturing, technology and telecommunications, travel and hospitality and health care. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 27, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2023	2022	2021
Media and Entertainment	454,380	376,134	272,703
Banks, Financial Services and Insurance	385,207	359,940	308,227
Consumer, Retail & Manufacturing	351,880	254,500	197,620
Professional Services	261,233	235,553	167,997
Technology & Telecommunications	255,238	250,299	155,665
Travel & Hospitality	187,346	139,170	87,567
Health Care	167,705	128,669	96,334
Other Verticals	32,950	35,978	10,965
TOTAL	2,095,939	1,780,243	1,297,078

	For the year ended December 31,
By Currency(*)	2023	2022	2021
United States dollar (USD)	1,514,822	1,415,226	977,349
European euro (EUR)	251,865	116,469	111,177
Argentine peso (ARS)	74,311	57,329	47,039
Mexican peso (MXN)	73,749	57,526	40,064
Brazilian real (BRL)	58,822	30,886	23,850
Pound sterling (GBP)	35,094	31,445	20,565
Chilean peso (CLP)	33,034	42,568	57,610
Colombian peso (COP)	17,392	12,971	9,803
Peruvian Sol (PEN)	13,380	13,435	9,058
Australian Dollar (AUD)	8,873	1,593	—
Saudi Riyal (SAR)	6,345	—	—
Canadian Dollar (CAD)	3,743	13	242
Indian Rupee (INR)	3,596	634	321
Others	913	148	—
TOTAL	2,095,939	1,780,243	1,297,078

(*) Billing currency.

	For the year ended December 31,
By Contract Type	2023	2022	2021
Time and material contracts	1,654,280	1,475,848	1,062,171
Fixed-price contracts	383,867	273,344	218,846
Licenses, resales and others	57,792	31,051	16,061
TOTAL	2,095,939	1,780,243	1,297,078